INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES
INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2019	2018	2017
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(65)	$(30)	$(39)
Deferred taxes
Income taxes - origination and reversal of temporary differences	26	2	8
Relating to change in tax rates / imposition of new tax laws	1	95	(42)
Relating to unrecognized temporary differences and tax losses	(13)	(8)	(15)
	14	89	(49)
Total income tax recovery (expense)	$(51)	$59	$(88)

The major components of deferred income tax recovery (expense) for the year ended December 31 recorded directly to OCI are as follows:

(MILLIONS)	2019	2018	2017
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$—	$(2)	$(4)
Other	2	(20)	15
Revaluation surplus
Origination and reversal of temporary differences	(356)	(1,117)	(248)
Relating to changes in tax rates / imposition of new tax laws	(59)	54	586
	$(413)	$(1,085)	$349

Brookfield Renewable’s effective income tax (expense) recovery for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2019	2018	2017
Statutory income tax (expense) recovery(1)	$(94)	$(100)	$(50)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(17)	(8)	(15)
Differences between statutory rate and future tax rate	1	95	(37)
Subsidiaries' income taxed at different rates	55	75	14
Other	4	(3)	—
Effective income tax recovery (expense)	$(51)	$59	$(88)

(1)	Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.
Brookfield Renewable’s effective income tax rate was 15.74% for the year ended December 31, 2019 (2018: (17.15%) and 2017: 63.31%). The effective tax rate is less than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2019	2018	2017
2020 to 2023	$3	$3	$8
2024 and thereafter	102	85	108
	$105	$88	$116

The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2017	$499	$(4,151)	$(3,652)
Recognized in Net income (loss)	(97)	48	(49)
Recognized in equity	13	341	354
Business combination	79	(63)	16
Foreign exchange	14	(94)	(80)
As at December 31, 2017	508	(3,919)	(3,411)
Recognized in Net income (loss)	(60)	149	89
Recognized in equity	1	(985)	(984)
Business combination	—	73	73
Foreign exchange	(20)	204	184
As at December 31, 2018	429	(4,478)	(4,049)
Recognized in Net income (loss)	8	6	14
Recognized in equity	11	(384)	(373)
Business combination	7	23	30
Foreign exchange	9	(52)	(43)
As at December 31, 2019	$464	$(4,885)	$(4,421)

The deferred income tax liabilities include $4,038 million (2018: $3,685 million and 2017: $2,561 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $3,628 million (2018: $3,398 million and 2017: $1,549 million).